PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 57.3
Additions	16.1
Amount used	(27.9)
Reversal of unused amounts	(3.9)
Foreign currency exchange differences	1.3
Transfers and others	3.9
Provisions at end of period	46.8
Current portion	26.7	$ 36.7
Non-current portion	20.1	$ 20.6
Restoration and simulator removal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	9.4
Additions	0.2
Amount used	0.0
Reversal of unused amounts	(1.0)
Foreign currency exchange differences	0.4
Transfers and others	0.2
Provisions at end of period	9.2
Current portion	0.0
Non-current portion	9.2
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	9.2
Additions	4.3
Amount used	(10.8)
Reversal of unused amounts	(1.6)
Foreign currency exchange differences	0.2
Transfers and others	(0.2)
Provisions at end of period	1.1
Current portion	1.1
Non-current portion	0.0
Legal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	8.0
Additions	0.1
Amount used	(5.8)
Reversal of unused amounts	(0.6)
Foreign currency exchange differences	0.1
Transfers and others	0.0
Provisions at end of period	1.8
Current portion	1.5
Non-current portion	0.3
Warranties
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	25.0
Additions	9.8
Amount used	(11.3)
Reversal of unused amounts	(0.1)
Foreign currency exchange differences	0.2
Transfers and others	0.3
Provisions at end of period	23.9
Current portion	15.5
Non-current portion	8.4
Other
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	5.7
Additions	1.7
Amount used	0.0
Reversal of unused amounts	(0.6)
Foreign currency exchange differences	0.4
Transfers and others	3.6
Provisions at end of period	10.8
Current portion	8.6
Non-current portion	$ 2.2